UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number     811-21944
                                                      ---------------

                       First Trust Exchange-Traded Fund II
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code:   630-241-4141
                                                            --------------

                      Date of fiscal year end:  September 31
                                               --------------

                    Date of reporting period:  March 31, 2008
                                              ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:



[LOGO OMITTED]  FIRST TRUST

First Trust Exchange-Traded Fund II
------------------------------------------





         First Trust DJ STOXX(R) Select Dividend 30 Index Fund
         First Trust FTSEEPRA/NAREIT Global Real Estate Index Fund First Trust Dow Jones Global Select Dividend Index Fund






----------------------------
     Semi-Annual Report

      March 31, 2008
----------------------------


Front Cover

-------------------------------------------------------------------------------
TABLE OF CONTENTS
-------------------------------------------------------------------------------

                   First Trust Exchange-Traded Fund II
                              March 31, 2008

 Shareholder Letter                                                     2
 Market Overview                                                        3
 Performance Overview
      First Trust DJ STOXX(R) Select Dividend 30 Index Fund             4
      First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund        6
      First Trust Dow Jones Global Select Dividend Index Fund           8
 Notes to Performance Overview                                         10
 Understanding Your Fund Expenses                                      11
 Portfolio of Investments
      First Trust DJ STOXX(R) Select Dividend 30 Index Fund            12
      First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund       13
      First Trust Dow Jones Global Select Dividend Index Fund          17
 Statements of Assets and Liabilities                                  19
 Statements of Operations                                              20
 Statements of Changes in Net Assets                                   22
 Financial Highlights                                                  24
 Notes to Financial Statements                                         26
 Additional Information                                                31
 Risk Considerations                                                   34

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Exchange-Traded Fund II (the "Trust") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                     PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund (individually called a "Fund" and collectively, the "Funds") of the Trust will achieve its investment objective. Each Fund of the Trust is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in Additional Information for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares may be worth more or less than their original cost.

                         HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the portfolios and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Investment Officer of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus.

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SHAREHOLDER LETTER
-------------------------------------------------------------------------------

                      Trust Exchange-Traded Fund II
                            Semi-Annual Report
                              March 31, 2008


Dear Shareholders:

The year 2007 and the first quarter of 2008 were somewhat challenging times for the financial markets and for many investors. Yet, regardless of the market, First Trust Advisors L.P. ("First Trust") believes that in order to be successful in reaching your financial goals, you should be invested for the long-term. We also believe that investors should seek professional help from a financial advisor who has been through many types of markets, knows the range of investments available, and is committed to bringing you investments suitable to your particular situation.

Our goal at First Trust has always been to offer a wide range of investment products, including our family of exchange-traded funds, to help financial advisors give you the opportunity to meet your financial objectives. We have continued to expand our product line to ensure that you have many choices to fit into your investment portfolio.

The report you hold will give you detailed information about First Trust DJ STOXX(R) Select Dividend 30 Index Fund ("FDD"), First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund ("FFR") and First Trust Dow Jones Global Select Dividend Index Fund ("FGD"), one or more of which you have purchased. It contains such current information as the performance of the Funds and a market recap of the period this report covers. We are proud to bring these unique investments to our customers, and are pleased you have chosen a First Trust exchange-traded fund(s) for a portion of your investment portfolio. I encourage you to read this report and discuss it with your financial advisor.

First Trust has been through many types of markets and remains committed to bringing you quality investment solutions regardless of the inevitable ups and downs the market experiences. We offer a variety of products that we believe can fit many financial plans to help those investors seeking long-term investment success. As well, we are committed to giving you up-to-date information about your investments so you and your financial advisor are always current on your portfolio.

We continue to value our relationship with you and we thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,


/s/ James A. Bowen


James A. Bowen
President of First Trust Exchange-Traded Fund II

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MARKET OVERVIEW
-------------------------------------------------------------------------------

                   First Trust Exchange-Traded Fund II
                            Semi-Annual Report
                              March 31, 2008


[PHOTO OMITTED]    Robert F. Carey, CFA
                   Senior Vice President and Chief Investment Officer
                   First Trust Advisors L.P.

                   Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 21 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

Market Overview - First Trust DJ STOXX(R) Select Dividend 30 Index Fund ("FDD") and First Trust Dow Jones Global Select Dividend Index Fund ("FGD")

The past six months proved to be quite a volatile period for most global equity markets, including Europe. The primary catalyst behind the disappointing performance was the deterioration of the subprime mortgage market in the U.S. and the credit crunch it produced. Mounting foreclosures coupled with persistent weakness in the broader residential real estate market pushed housing and mortgage-backed securities prices substantially lower. Banks and other financial institutions (worldwide) that invested in subprime mortgage-backed securities, such as Collateralized Debt Obligations (CDOs), have collectively written-down tens of billions of dollars in losses. Some of the largest financial institutions in the U.S. and Europe have borrowed from sovereign wealth funds or other sources to bolster capital reserves for the near-term. Standard & Poor's recently reported that it believes the worst is behind us and that financial institutions, when all is said and done, may learn that actual losses were less than those taken. FDD's and FGD's exposure to financials is currently nearly 40% and 50%, respectively.

The U.S. economy barely grew at all over the past six months and that has impacted the global economy. Real Gross Domestic Product growth was just 0.6% in the fourth quarter of 2007 and the first quarter of 2008. The Federal Reserve Board (the "Fed") cut the federal funds target rate three percentage points from 5.25% to 2.25% over the past six months in an effort to stimulate growth. It usually takes 6-9 months before a Fed rate action influences economic activity. The value of the U.S. dollar fell as a result of those rate cuts. The euro gained nearly 11.5% against the dollar over the past six months, while the dollar fell 7.4% against a basket of major currencies monitored by the Fed. As the dollar fell the value of commodities, particularly oil, soared. The price of a barrel of crude oil jumped 24% over the six-month span, while a broader basket of commodities (Reuters/Jefferies CRB Index) rose 16%. These price gains have stoked inflation in China, India, Europe and elsewhere. Many central banks have either hiked lending rates or, in the case of the European Central Bank (ECB), refrained from lowering rates. European stocks have suffered to some degree because the ECB has chosen to fight inflation rather than stimulate growth.

Market Overview - First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund ("FFR")

Global real estate valuations fell nearly twice as much, on average, in the fourth quarter of 2007 as in the first quarter of 2008, according to data from the National Association of Real Estate Investment Trusts (NAREIT). The combination of the threat of a U.S. recession, fears over a global credit crunch and several years of outsized gains finally caught up with the real estate sector. Prior to 2007, global real estate had not posted a down year since 2001. North America and Europe were both down more than 10% in the fourth quarter of 2007, while Asia was a bit more resilient declining by roughly 7%, according to NAREIT. In the first quarter of 2008, however, both North America and Europe rebounded back into positive territory, albeit modestly, while Asia declined 16.4%.

While real estate has historically carried a relatively low correlation to equities, returns tracked global indices fairly closely over the past six months. Over the long haul, REITs tend to be influenced more by interest rate fluctuations since they pass through at least 90% of their cash flows. Interest rate levels remain low to moderate across the globe.

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PERFORMANCE OVERVIEW
-------------------------------------------------------------------------------


FDD - FIRST TRUST DJ STOXX(R) SELECT DIVIDEND 30 INDEX FUND

First Trust DJ STOXX(R) Select Dividend 30 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones STOXX(R) Select Dividend 30 Index (the "STOXX Index"). The Shares of the Fund are listed and trade on the American Stock Exchange under the ticker symbol "FDD." The Fund will normally invest at least 90% of its assets in non-U.S. common stocks that comprise the STOXX Index or in depositary receipts that may include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts, New York shares or global shares representing securities in the STOXX Index. The Fund began trading on August 30, 2007.

The STOXX Index consists of 30 securities selected from the Dow Jones STOXX(R) 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), which includes the highest dividend-yielding companies across 18 European countries:
Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The STOXX Index is compiled and maintained by STOXX Limited. Only dividend-paying companies in the Dow Jones STOXX(R) 600 Index (including secondary lines of those companies) are considered for inclusion in the STOXX Index. In addition, a company must have a non-negative five-year dividend-per share growth rate and a dividend-to-earnings ratio of 60% or less.

----------------------------------------------------------------------------------------------------------
Performance as of March 31, 2008
----------------------------------------------------------------------------------------------------------
                                                                                         Cumulative
                                                                                        Total Returns
                                                            Six Months Ended        Since Fund Inception
                                                             March 31, 2008           (August 27, 2007)

Fund Performance
   NAV                                                            -14.36%                  -11.59%
   Market Price                                                   -14.05%                  -10.82%
Index Performance
   Dow Jones STOXX(R) Select Dividend 30 Index                    -12.28%                   -9.61%
   Dow Jones STOXX(R) 600 Index                                    -8.97%                   -3.30%
----------------------------------------------------------------------------------------------------------

(See Notes to Performance Overview on page 10.)


PERFORMANCE REVIEW

All seven sectors represented in the portfolio posted negative returns for the six months ended March 31, 2008. Utilities was the best-performing sector, followed by telecommunications services.
Financials were the biggest detractors from portfolio performance, caused by a large weighting and poor performance from the sector. Materials stocks posted the worst returns in the portfolio.

All countries represented in the portfolio posted negative returns over the period. France and Belgium posted the best relative performance. The two countries combined accounted for approximately 11% of the portfolio over the period covered by this report. The United Kingdom was the biggest drag on portfolio performance. In addition to being the largest weighting in the portfolio, the country's holdings were one of the worst performers.



---------------
"STOXX" and "Dow Jones STOXX(R) Select Dividend 30 Index" are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones STOXX(R) Select Dividend 30 Index, is not sponsored, endorsed, sold or promoted by STOXX or Dow Jones and neither STOXX nor Dow Jones makes any representation regarding the advisability of trading or investing in such product.

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PERFORMANCE OVERVIEW (Continued)
-------------------------------------------------------------------------------


FDD - FIRST TRUST DJ STOXX(R) SELECT DIVIDEND 30 INDEX FUND (Continued)


-------------------------------------------------------------------------------
                Top Five and Bottom Five Performing Stocks
-------------------------------------------------------------------------------
   (by contribution to return over the six months ended March 31, 2008)

     TOP-PERFORMING STOCKS                       BOTTOM-PERFORMING STOCKS
       Taylor Wimpey PLC                           DSG International PLC
          Tomkins PLC                            Alliance & Leicester PLC
           HBOS PLC                              Norske Skogindustrier ASA
 Zurich Financial Services AG                       Deutsche Telekom AG
            Fortis                                        RWE AG
-------------------------------------------------------------------------------



-------------------------------------------------------------------
Portfolio Sector Allocation as of March 31, 2008
-------------------------------------------------------------------

                                           % of Long-Term
Sector                                       Investments
-------------------------------------------------------------------
   Financials                                   49.63%
   Consumer Discretionary                       22.20
   Telecommunication Services                   11.17
   Industrials                                   6.55
   Utilities                                     5.89
   Materials                                     2.44
   Energy                                        2.12
                                             -----------
      Total                                    100.00%
                                             ===========
-------------------------------------------------------------------



-------------------------------------------------------------------
Top Ten Portfolio Holdings as of March 31, 2008
-------------------------------------------------------------------

                                           % of Long-Term
Security                                     Investments
-------------------------------------------------------------------
   DSG International PLC                         7.90%
   Taylor Wimpey PLC                             5.38
   Alliance & Leicester PLC                      5.17
   Tomkins PLC                                   4.77
   Royal Bank of Scotland Group PLC              4.58
   Barratt Developments PLC                      4.55
   Trinity Mirror PLC                            4.38
   Lloyds TSB Group PLC                          4.32
   HBOS PLC                                      4.31
   Provident Financial PLC                       4.16
                                             -----------
      Total                                     49.52%
                                             ===========
-------------------------------------------------------------------

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PERFORMANCE OVERVIEW (Continued)
-------------------------------------------------------------------------------


FFR - FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND

First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Global Real Estate Index (the "FTSE Index"). The Shares of the Fund are listed and trade on the American Stock Exchange under the ticker symbol "FFR." The Fund will normally invest at least 90% of its assets in common stocks that comprise the FTSE Index or in depositary receipts that may include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts, New York shares or global shares representing securities in the FTSE Index. The Fund began trading on August 30, 2007.

The FTSE Index is compiled and maintained by FTSE International Limited. The FTSE Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or real estate investment trusts ("REITs") in North America, Europe and Asia. The FTSE Index is comprised of the FTSE EPRA/NAREIT North America Series, the FTSE EPRA/NAREIT Europe Series and the FTSE EPRA/NAREIT Asia Series.

----------------------------------------------------------------------------------------------------------
Performance as of March 31, 2008
----------------------------------------------------------------------------------------------------------
                                                                                         Cumulative
                                                                                        Total Returns
                                                            Six Months Ended        Since Fund Inception
                                                             March 31, 2008           (August 27, 2007)

Fund Performance
   NAV                                                            -15.67%                  -9.88%
   Market Price                                                   -15.33%                  -9.11%
Index Performance
   FTSE EPRA/NAREIT Global Real Estate Index                      -15.30%                  -9.43%
   S&P Global REIT Index                                          -13.48%                  -8.38%
----------------------------------------------------------------------------------------------------------

(See Notes to Performance Overview on page 10.)


FUND PERFORMANCE

The self storage and healthcare industries were the best performers for the six months ended March 31, 2008 measured by contribution to return. These two sub-industries were the only positive contributors to return out of the ten industries represented in the index. The diversified sub-industry was the biggest drag on absolute performance, followed by the retail and office sub-industries.

France posted the largest contribution to return followed by Switzerland and the Netherlands. Australia had the most negative contribution to return followed by Japan, the United States and Hong Kong.



---------------
The FTSE EPRA/NAREIT Global Real Estate Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust Advisors L.P. and the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund has obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund. "FTSE(R)","FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange Plc and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

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PERFORMANCE OVERVIEW (Continued)
-------------------------------------------------------------------------------



FFR - FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND (Continued)



-------------------------------------------------------------------------------
                Top Five and Bottom Five Performing Stocks
-------------------------------------------------------------------------------
   (by contribution to return over the six months ended March 31, 2008)

       TOP-PERFORMING STOCKS                  BOTTOM-PERFORMING STOCKS
          Public Storage               Sumitomo Realty & Development Co., Ltd.
       Unibail-Rodamco S.A.                   Mitsui Fudosan Co., Ltd.
        Equity Residential                     Centro Properties Group
       PSP Swiss Property AG                       Westfield Group
           Ventas, Inc.                     Sun Hung Kai Properties Ltd.
-------------------------------------------------------------------------------



-------------------------------------------------------------------
Portfolio Sector Allocation as of March 31, 2008
-------------------------------------------------------------------

                                           % of Long-Term
Sector                                       Investments
-------------------------------------------------------------------
   Financials                                   99.23%
   Industrials                                   0.46
   Consumer Discretionary                        0.25
   Health Care                                   0.06
                                             -----------
      Total                                    100.00%
                                             ===========
-------------------------------------------------------------------



-------------------------------------------------------------------
Top Ten Portfolio Holdings as of March 31, 2008
-------------------------------------------------------------------

                                           % of Long-Term
Security                                     Investments
-------------------------------------------------------------------
   Westfield Group                               4.24%
   Sun Hung Kai Properties Ltd.                  3.94
   Mitsubishi Estate Co., Ltd.                   3.29
   Unibail-Rodamco S.A.                          2.83
   Simon Property Group, Inc.                    2.81
   Mitsui Fudosan Co., Ltd.                      2.31
   ProLogis                                      2.04
   Land Securities Group PLC                     1.89
   Vornado Realty Trust                          1.77
   Public Storage                                1.53
                                             -----------
      Total                                     26.65%
                                             ===========
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                                                                          Page 7

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PERFORMANCE OVERVIEW (Continued)
-------------------------------------------------------------------------------


FGD - FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index(SM) (the "Index"). The Shares of the Fund are listed and trade on the American Stock Exchange under the ticker symbol "FGD." The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts, New York shares or global shares representing securities in the Index. The Fund began trading on November 27, 2007.

The Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed market portion of the Dow Jones World Developed Index. Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price. As of November 16, 2007, the Index covered 16 developed markets.

--------------------------------------------------------------------------------
Performance as of March 31, 2008
--------------------------------------------------------------------------------
                                                               Cumulative
                                                             Total Returns
                                                          Since Fund Inception
                                                          (November 21, 2007)

Fund Performance
   NAV                                                          -6.55%
   Market Price                                                 -6.29%
Index Performance
   Dow Jones Global Select Dividend Index                       -6.38%
   Dow Jones World Developed Index                              -6.21%
--------------------------------------------------------------------------------

(See Notes to Performance Overview on page 10.)


FUND PERFORMANCE

Energy was the best-performing sector by contribution to return over the period since inception, followed by consumer staples. The financials sector was the biggest drag on performance by contribution to return and was the second worst performer over the period. The telecommunications services sector also hurt performance.

Sweden and the Netherlands provided the biggest contributions to return over the period. The portfolio's holdings in these countries performed well relative to the overall market; however, small weights limited their impact on overall portfolio performance. Canada, Ireland and Norway also contributed positively to the portfolio return. Australia and the United States were the two biggest drags on performance. Combined, the two countries accounted for approximately 42% of the portfolio and both posted returns that trailed the return of the overall portfolio.



---------------
Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones &Company, Inc. and have been licensed for use. The Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representations regarding the advisability of trading or investing in the Fund.

-------------------------------------------------------------------------------
PERFORMANCE OVERVIEW (Continued)
-------------------------------------------------------------------------------



FGD - FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (Continued)



-------------------------------------------------------------------------------
                Top Five and Bottom Five Performing Stocks
-------------------------------------------------------------------------------
   (by contribution to return over the six months ended March 31, 2008)

       TOP-PERFORMING STOCKS                   BOTTOM-PERFORMING STOCKS
          NCC AB, Class B                         National City Corp.
          Kungsleden AB                          Telecom Italia S.p.A.
     Mullen Group Income Fund                First Horizon National Corp.
       Wereldhave N.V. REIT                       VTECH Holdings Ltd.
         D.R. Horton, Inc.                      Bradford & Bingley PLC
-------------------------------------------------------------------------------



-------------------------------------------------------------------
Portfolio Sector Allocation as of March 31, 2008
-------------------------------------------------------------------

                                           % of Long-Term
Sector                                       Investments
-------------------------------------------------------------------
   Financials                                   48.99%
   Industrials                                  12.83
   Utilities                                     9.84
   Telecommunication Services                    8.26
   Energy                                        5.39
   Consumer Discretionary                        5.19
   Materials                                     4.65
   Consumer Staples                              3.26
   Information Technology                        1.59
                                             -----------
      Total                                    100.00%
                                             ===========
-------------------------------------------------------------------



-------------------------------------------------------------------
Top Ten Portfolio Holdings as of March 31, 2008
-------------------------------------------------------------------

                                           % of Long-Term
Security                                     Investments
-------------------------------------------------------------------
 Kungsleden AB                                   2.88%
 Mullen Group Income Fund                        2.32
 Telecom Corp. of New Zealand Ltd.               2.24
 UOB-Kay Hian Holdings Ltd.                      1.66
 NCC AB, Class B                                 1.53
 Pirelli & C Real Estate S.p.A                   1.44
 Russel Metals, Inc.                             1.44
 Norsk Hydro ASA                                 1.42
 Tomkins PLC                                     1.36
 FKI PLC                                         1.35
                                             -----------
      Total                                     17.64%
                                             ===========
-------------------------------------------------------------------

-------------------------------------------------------------------------------
NOTES TO PERFORMANCE OVERVIEW
-------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of each Fund. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

FIRST TRUST EXCHANGE-TRADED FUND II
Understanding Your Fund Expenses
March 31, 2008 (Unaudited)


As a shareholder of First Trust DJ STOXX(R) Select Dividend 30 Index Fund, First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, or First Trust Dow Jones Global Select Dividend Index Fund (collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month period ended March 31, 2008.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this six-month period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of the Funds' shares. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                              Annualized
                                                                                             Expense Ratio        Expenses Paid
                                                       Beginning             Ending          Based on the       During the Period
                                                     Account Value        Account Value        Six-Month         October 1, 2007
                                                    October 1, 2007      March 31, 2008       Period (a)      to March 31, 2008 (b)


First Trust DJSTOXX(R) Select Dividend 30 Index Fund
Actual                                                $1,000.00              $856.40               0.60%               $2.79
Hypothetical (5% return before expenses)              $1,000.00            $1,022.00               0.60%               $3.04


First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund
Actual                                                  $1,000.00            $843.30               0.60%               $2.77
Hypothetical (5% return before expenses)                $1,000.00          $1,022.00               0.60%               $3.04


                                                                                             Annualized
                                                                                            Expense Ratio         Expenses Paid
                                                       Beginning             Ending          Based on the       During the Period
                                                     Account Value        Account Value      Number of Days     November 21, 2007
                                                 November 21, 2007 (c)   March 31, 2008    in the Period (a)   to March 31, 2008 (d)

First Trust Dow Jones Global Select Dividend Index Fund
Actual                                                $1,000.00              $934.50               0.60%               $2.09
Hypothetical (5% return before expenses)              $1,000.00            $1,022.00               0.60%               $3.04


(a)  These expense ratios reflect expense caps.

(b) Expenses are equal to the annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(c)  Inception date.

(d) Actual expenses are equal to the annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 132/366 (to reflect the actual period November 21, 2007 to March 31, 2008). Hypothetical expenses are assumed for the most recent fiscal half-year.

FIRST TRUST DJ STOXX(R) SELECT DIVIDEND 30 INDEX FUND
Portfolio of Investments (a)
March 31, 2008 (Unaudited)


   Shares   Description                         Value
----------------------------------------------------------------

            COMMON STOCKS--99.4%
            AUSTRIA--3.6%
   11,697   Telekom Austria AG                  $   241,729
    4,426   Wienerberger AG                         235,411
                                                -----------
                                                    477,140
                                                -----------
            BELGIUM--6.5%
    7,604   Belgacom SA                             336,736
   21,074   Fortis                                  530,335
                                                -----------
                                                    867,071
                                                -----------
            DENMARK--1.8%
    6,523   Danske Bank A/S                         240,639
                                                -----------
            FRANCE--5.2%
   11,952   Credit Agricole S.A.                    369,838
    9,475   France Telecom SA                       318,621
                                                -----------
                                                    688,459
                                                -----------
            GERMANY--7.1%
    3,006   Deutsche Bank AG                        340,270
   19,242   Deutsche Telekom AG                     320,492
    2,981   RWE AG                                  282,800
                                                -----------
                                                    943,562
                                                -----------
            IRELAND--9.0%
   15,537   Allied Irish Banks PLC                  331,143
   26,681   Bank of Ireland Group                   396,797
   23,518   Irish Life & Permanent PLC              459,659
                                                -----------
                                                  1,187,599
                                                -----------
            NORWAY--4.4%
   19,611   DnB NOR ASA                             297,688
    9,320   StatoilHydro ASA                        279,288
                                                -----------
                                                    576,976
                                                -----------
            SWITZERLAND--6.0%
    8,796   Ciba Specialty Chemicals AG             320,805
      740   Swisscom AG                             253,534
      717   Zurich Financial Services AG            225,800
                                                -----------
                                                    800,139
                                                -----------
            UNITED KINGDOM--55.8%
   66,225   Alliance & Leicester PLC                681,478
   69,771   Amlin PLC                               376,293
   72,960   Barratt Developments PLC                598,745
  825,650   DSG International PLC                 1,040,522
   51,114   HBOS PLC                                568,080
   63,594   Lloyds TSB Group PLC                    569,212
   32,580   Provident Financial PLC                 547,343
   90,082   Royal Bank of Scotland Group PLC        602,936
  190,312   Taylor Wimpey PLC                       708,189
  177,089   Tomkins PLC                             628,231
   98,423   Trinity Mirror PLC                      576,236


   Shares   Description                         Value
----------------------------------------------------------------

            UNITED KINGDOM (Continued)
   35,984   United Utilities PLC                $   493,122
                                                -----------
                                                  7,390,387
                                                -----------

            TOTAL COMMON STOCKS--99.4%
            (Cost $14,154,157)                   13,171,972

            MONEY MARKET FUND--26.3%
            UNITED STATES--26.3%
3,479,484   J.P. Morgan Institutional Treasury
            Money Market Fund--0.84% (b)
            (Cost $3,479,484)                     3,479,484
                                                -----------


            TOTAL INVESTMENTS--125.7%
            (Cost $17,633,641) (c)               16,651,456
            NET OTHER ASSETS AND
               LIABILITIES--(25.7%)              (3,406,542)
                                                -----------
            NET ASSETS--100.0%                  $13,244,914
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Represents annualized 7-day yield at March 31, 2008.

(c) Aggregate cost for federal income tax and financial reporting purposes.

                                                       % of
Industry                                            Net Assets
--------------------------------------------------------------
Commercial Banks                                      30.63%
Money Market Fund                                     26.27
Diversified Telecommunication Services                11.11
Household Durables                                     9.87
Insurance                                              8.02
Multi-Utilities                                        5.86
Specialty Retail                                       7.86
Industrial Conglomerates                               4.74
Media                                                  4.35
Consumer Finance                                       4.13
Diversified Financial Services                         4.00
Capital Markets                                        2.57
Chemicals                                              2.42
Oil, Gas & Consumable Fuels                            2.11
Building Products                                      1.78
--------------------------------------------------------------
Total Investments                                    125.72
Net Other Asset and Liabilities                      (25.72)
                                                   -----------
Total                                                100.00%
                                                   ===========


Page 12          See Notes to Financial Statements.

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
Portfolio of Investments (a)
March 31, 2008 (Unaudited)


   Shares   Description                         Value
----------------------------------------------------------------

            COMMON STOCKS--98.7%
            AUSTRALIA--10.8%
    3,796   Abacus Property Group               $     4,597
    2,741   Australand Property Group                 4,534
    3,063   Babcock & Brown Japan Property
               Trust                                  3,023
    1,783   Bunnings Warehouse Property Trust         3,178
   13,521   Centro Retail Group (b)                   4,201
    9,914   CFS Retail Property Trust                19,661
    9,549   Commonwealth Property Office
               Fund                                  11,607
   17,340   DB RREEF Trust                           26,702
    1,543   FKP Property Group                        4,019
   10,126   Goodman Group                            39,885
   12,223   GPT Group                                36,305
    6,605   ING Industrial Fund                      12,857
    7,443   ING Office Fund                           9,013
    7,897   Macquarie CountryWide Trust               8,444
    5,497   Macquarie DDR Trust                       2,135
   12,001   Macquarie Office Trust                    9,981
    6,077   Mirvac Group                             22,326
    8,578   Stockland                                54,798
    1,413   Sunland Group Ltd.                        3,190
    2,029   Tishman Speyer Office Fund                2,550
    9,002   Valad Property Group                      7,980
   11,394   Westfield Group                         185,352
                                                -----------
                                                    476,338
                                                -----------
            AUSTRIA--1.2%
      516   CA Immobilien Anlagen AG (b)             11,014
      505   Conwert Immobilien Invest AG (b)          8,491
    2,714   Immofinanz Immobilien Analagen AG        29,393
       13   Sparkassen Immo Invest Genusscheine       1,909
      403   Sparkassen Immobilien AG (b)              4,384
                                                -----------
                                                     55,191
                                                -----------
            BELGIUM--0.6%
       77   Befimmo S.C.A.                            9,360
       47   Cofinimmo SA                             10,161
       41   Intervest Offices NV                      1,856
        9   Leasinvest Real Estate S.C.A.               971
       38   Warehouses De Pauw S.C.A                  2,664
       13   Wereldhave Belgium S.C.A.                 1,094
                                                -----------
                                                     26,106
                                                -----------
            BERMUDA--1.9%
    1,787   Great Eagle Holdings, Ltd.                4,845
    9,922   Hongkong Land Holdings Ltd.              40,978
    3,483   Hopson Development Holdings Ltd.          5,370
    3,343   Kerry Properties Ltd.                    20,146
      249   Orient-Express Hotels Ltd., Class A      10,747
                                                -----------
                                                     82,086
                                                -----------
            CANADA--3.3%
      166   Allied Properties Real Estate
               Investment Trust                       3,146


   Shares   Description                         Value
----------------------------------------------------------------

            CANADA (Continued)
      306   Boardwalk Real Estate Investment    $    11,328
    1,760   Brookfield Properties                    33,950
      450   Calloway Real Estate Investment Trust     8,851
      393   Canadian Apartment Properties Real
               Estate Investment Trust                6,076
      357   Canadian Real Estate Investment Trust     9,356
      554   Chartwell Seniors Housing Real
               Estate Investment Trust                4,992
      267   Cominar Real Estate Investment Trust      5,306
      100   Dundee Real Estate Investment Trust       3,164
      357   Extendicare Real Estate Investment
               Trust                                  4,069
      801   H&R Real Estate Investment Trust         15,248
      429   InnVest Real Estate Investment Trust      4,179
      262   Morguard Real Estate Investment Trust     3,254
      133   Northern Property Real Estate
               Investment Trust                       2,694
      365   Primaris Retail Real Estate
               Investment Trust                       5,917
    1,233   RioCan Real Estate Investment Trust      24,865
                                                -----------
                                                    146,395
                                                -----------
            CAYMAN ISLANDS--1.5%
    8,861   Agile Property Holdings Ltd.              9,348
    9,540   China Resources Land Ltd.                16,548
   19,350   Country Garden Holdings, Co.,
               Ltd. (b)                              16,683
    6,745   New World China Land Ltd.                 4,281
    7,789   Shimao Property Holdings Ltd.            13,971
    7,425   Shui On Land Ltd.                         6,955
                                                -----------
                                                     67,786
                                                -----------
            DENMARK--0.0%
      166   TK Development A/S (b)                    2,161
                                                -----------
            FINLAND--0.3%
      975   Citycon Oyj                               5,972
      491   Sponda Oyj                                6,411
      261   Technopolis Oyj                           2,328
                                                -----------
                                                     14,711
                                                -----------
            FRANCE--5.0%
      256   Acanthe Developpement SA                    958
       24   Affine Group                              1,398
      123   Fonciere des Regions Group               18,108
       74   Gecina SA                                11,040
      105   Icade                                    15,625
      410   Klepierre LLC                            25,160
      178   Mercialys                                 8,124
       30   Societe de la Tour Eiffel                 4,463
       77   Societe Immobiliere de Location
               pour l'Industrie et le Commerce       11,679
      481   Unibail-Rodamco S.A.                    123,788
                                                -----------
                                                    220,343
                                                -----------


                 See Notes to Financial Statements.                     Page 13

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
Portfolio of Investments (a) (Continued)
March 31, 2008 (Unaudited)


   Shares   Description                         Value
----------------------------------------------------------------

            COMMON STOCKS (Continued)
            GERMANY--0.9%
      166   Alstria Office AG (b)               $     3,507
      129   Colonia Real Estate AG (b)                2,627
      203   Deutsche Euroshop AG                      8,519
      114   Deutsche Wohnen AG (b)                    3,263
      126   DIC Asset AG                              4,191
      514   IVG Immobilien AG                        14,379
      154   Patrizia Immobilien AG (b)                1,145
      114   Vivacon AG                                2,408
                                                -----------
                                                     40,039
                                                -----------
            GREECE--0.2%
      151   Babis Vovos International
               Construction S.A.                      4,649
      109   Eurobank Properties Real Estate
               Investment Co.                         1,425
       78   Lamda Development S.A.                    1,246
                                                -----------
                                                      7,320
                                                -----------
            GUERNSEY--0.4%
    1,734   F&C Commercial Property Trust
               Ltd.                                   3,338
    1,960   ING UK Real Estate Income Trust
               Ltd.                                   2,684
    2,091   Invista Foundation Property Trus
               Ltd.                                   2,666
      336   ISIS Property Trust Ltd.                    709
      490   ISIS Property Trust 2 Ltd.                  924
       70   Mapeley Ltd.                              1,966
      615   Standard Life Investment Property
               Income Trust PLC                         964
      844   Teesland Advantage Property Income
               Trust Ltd.                               951
    1,538   UK Commercial Property Trust Ltd.         2,381
                                                -----------
                                                     16,583
                                                -----------
            HONG KONG--9.7%
    8,110   Champion Real Estate Investment
               Trust                                  4,147
   22,895   China Overseas Land & Investment
               Ltd.                                  42,244
   12,248   Hang Lung Properties Ltd.                43,357
    6,348   Henderson Land Development Co.,
               Ltd.                                  45,106
    4,604   Hysan Development Co., Ltd.              12,896
    3,402   Kowloon Development Co., Ltd.             6,548
   12,641   Link (The) REIT                          28,035
   16,375   New World Development Co., Ltd.          39,682
    9,516   Shenzhen Investment Ltd.                  4,011
   14,230   Sino Land Co., Ltd.                      30,718
   11,049   Sun Hung Kai Properties Ltd.            172,350
                                                -----------
                                                    429,094
                                                -----------


   Shares   Description                         Value
----------------------------------------------------------------

            ITALY--0.3%
      448   Aedes S.p.A.                        $     1,357
    4,529   Beni Stabili S.p.A.                       5,681
      732   Immobiliare Grande Distribuzione          2,635
      649   Risanamento S.p.A. (b)                    1,913
                                                -----------
                                                     11,586
                                                -----------
            JAPAN--11.2%
      416   AEON Mall Co., Ltd.                      11,539
      337   DAIBIRU Corp.                             3,178
      840   HEIWA Real Estate, Co., Ltd.              3,994
        4   Japan Prime Realty Investment Corp.      13,202
        2   Japan Real Estate Investment Corp.       23,274
        2   Japan Retail Fund Investment Corp.       12,620
        1   Kenedix Realty Investment Corp.           6,049
    5,930   Mitsubishi Estate Co., Ltd.             143,966
    5,081   Mitsui Fudosan Co., Ltd.                100,876
        3   Nippon Building Fund, Inc.               37,921
        2   Nippon Commercial Investment Corp.        7,725
        2   Nomura Real Estate Office Fund, Inc.     16,212
        8   NTT Urban Development Corp.              11,477
        1   ORIX JREIT, Inc.                          5,819
        1   Premier Investment Co.                    6,009
    2,744   Sumitomo Realty & Development
               Co., Ltd.                             48,367
      592   TOC Co., Ltd.                             4,442
    1,375   Tokyo Tatemono Co., Ltd.                  9,049
    2,297   Tokyu Land Corp.                         14,402
        1   TOKYU REIT, Inc.                          7,524
        1   United Urban Investment Corp.             6,220
                                                -----------
                                                    493,865
                                                -----------
            JERSEY--0.0%
      908   Invesco Property Income Trust Ltd.          631
                                                -----------
            LUXEMBOURG--0.2%
      266   Gagfah SA                                 4,989
      335   ProLogis European Properties              5,310
                                                -----------
                                                     10,299
                                                -----------
            NETHERLANDS--1.9%
      398   Corio NV                                 34,873
      211   Eurocommercial Properties NV             11,789
      212   Nieuwe Steen Investments Funds NV         6,071
      692   Plaza Centers (Europe) BV (b)             2,922
      125   VastNed Offices/Industrial NV             4,434
       99   Vastned Retail NV                        10,528
      123   Wereldhave NV                            15,174
                                                -----------
                                                     85,791
                                                -----------
            NEW ZEALAND--0.1%
    4,211   Kiwi Income Property Trust                4,006
                                                -----------
            NORWAY--0.1%
      468   Norwegian Property ASA                    4,044
                                                -----------


Page 14            See Notes to Financial Statements.

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
Portfolio of Investments (a) (Continued)
March 31, 2008 (Unaudited)


   Shares   Description                         Value
----------------------------------------------------------------

            COMMON STOCKS (Continued)
            POLAND--0.2%
      641   Globe Trade Centre S.A. (b)         $    10,794
                                                -----------
            SINGAPORE--2.7%
    4,539   Allgreen Properties, Ltd.                 4,056
    7,400   Ascendas Real Estate Investment Trust    12,795
    5,945   CapitaCommercial Trust                    9,588
    8,020   Capitaland Ltd.                          36,999
    7,728   CapitaMall Trust                         19,370
    1,558   Guocoland Ltd.                            4,516
    2,064   Keppel Land Ltd.                          8,322
    4,790   Mapletree Logistics Trust                 3,463
    1,000   Singapore Land Ltd.                       4,940
    9,197   Suntec Real Estate Investment Trust       9,688
    3,087   Wing Tai Holdings Ltd.                    4,912
                                                -----------
                                                    118,649
                                                -----------
            SPAIN--0.0%
       59   Renta Corporation Real Estate SA          1,039
                                                -----------
            SWEDEN--1.1%
    1,017   Castellum AB                             12,409
    1,055   Fabege AB                                11,275
      480   Hufvudstaden AB                           5,049
      739   Klovern AB                                3,010
      807   Kungsleden AB                            10,016
      227   Wihlborgs Fastigheter AB                  5,186
                                                -----------
                                                     46,945
                                                -----------
            SWITZERLAND--0.8%
       34   Allreal Holding AG                        4,790
      277   PSP Swiss Property AG                    18,702
      114   Swiss Prime Site AG                       7,806
      201   Zueblin Immobilien Holding AG             2,044
                                                -----------
                                                     33,342
                                                -----------
            UNITED KINGDOM--7.7%
      142   A.J. Mucklow Group PLC                      986
      509   Big Yellow Group PLC                      4,392
    3,025   British Land Co. PLC                     55,082
    1,587   Brixton PLC                              10,394
      420   Capital & Regional PLC                    4,585
      307   CLS Holdings PLC (b)                      2,169
       29   Daejan Holdings PLC                       1,784
      595   Derwent London PLC                       17,925
      241   Development Securities PLC                2,200
      573   Grainger PLC                              4,680
    1,071   Great Portland Estates PLC               11,255
    1,718   Hammerson PLC                            37,983
      564   Helical Bar PLC                           4,209
    2,751   Land Securities Group PLC                82,389
    2,145   Liberty International PLC                41,528
      946   Minerva PLC (b)                           1,802
      199   Primary Health Properties PLC             1,236
      765   Quintain Estates & Development PLC        6,844


   Shares   Description                         Value
----------------------------------------------------------------

            United Kingdom (Continued)
    2,560   Segro PLC                           $    25,810
      800   Shaftesbury PLC                           9,169
      536   St. Modwen Properties PLC                 5,215
      727   Unite Group PLC                           4,732
    1,026   Workspace Group PLC                       5,589
                                                -----------
                                                    341,958
                                                -----------
            UNITED STATES--36.6%
      190   Acadia Realty Trust                       4,589
       45   Agree Realty Corp.                        1,235
       12   Alexander's, Inc. (b)                     4,254
      189   Alexandria Real Estate Equities, Inc.    17,524
      585   AMB Property Corp.                       31,836
      160   American Campus Communities, Inc.         4,378
      760   American Financial Realty Trust           6,034
      565   Apartment Investment &
               Management Co.                        20,233
      725   Ashford Hospitality Trust                 4,118
       97   Associated Estates Realty Corp.           1,110
      465   AvalonBay Communities, Inc.              44,882
      387   BioMed Realty Trust, Inc.                 9,245
      703   Boston Properties, Inc.                  64,725
      515   Brandywine Realty Trust                   8,734
      301   BRE Properties, Inc.                     13,714
      328   Camden Property Trust                    16,466
      387   CBL & Associates Properties, Inc.         9,106
      261   Cedar Shopping Centers, Inc.              3,048
      278   Colonial Properties Trust                 6,686
      278   Corporate Office Properties Trust         9,344
      736   Corrections Corp. of America (b)         20,255
      229   Cousins Properties, Inc.                  5,659
      988   DCT Industrial Trust, Inc.                9,840
      715   Developers Diversified Realty Corp.      29,944
      559   DiamondRock Hospitality Co.               7,083
      383   Digital Realty Trust, Inc.               13,597
      325   Douglas Emmett, Inc.                      7,170
      861   Duke Realty Corp.                        19,639
      210   DuPont Fabros Technology, Inc.            3,463
      140   EastGroup Properties, Inc.                6,504
      169   Education Realty Trust, Inc.              2,124
      166   Entertainment Properties Trust            8,189
      144   Equity Lifestyle Properties, Inc.         7,109
      218   Equity One, Inc.                          5,225
    1,594   Equity Residential                       66,135
      149   Essex Property Trust, Inc.               16,983
      383   Extra Space Storage, Inc.                 6,201
      356   Federal Realty Investment Trust          27,750
      367   FelCor Lodging Trust, Inc.                4,415
      264   First Industrial Realty Trust, Inc.       8,155
      143   First Potomac Realty Trust                2,198
      463   Forest City Enterprises, Inc., Class A   17,038
    1,449   General Growth Properties, Inc.          55,308
      109   Getty Realty Corp.                        1,736
      223   Glimcher Realty Trust                     2,667
      246   GMH Communities Trust                     2,135
    1,274   HCP, Inc.                                43,074


                  See Notes to Financial Statements.                    Page 15

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
Portfolio of Investments (a) (Continued)
March 31, 2008 (Unaudited)


   Shares   Description                         Value
----------------------------------------------------------------

            COMMON STOCKS (Continued)
            UNITED STATES (Continued)
      523   Health Care REIT, Inc.              $    23,603
      300   Healthcare Realty Trust, Inc.             7,845
      245   Hersha Hospitality Trust                  2,212
      335   Highwoods Properties, Inc.               10,408
      250   Hilltop Holdings, Inc. (b)                2,600
      199   Home Properties, Inc.                     9,550
      555   Hospitality Properties Trust             18,881
    3,098   Host Hotels & Resorts, Inc.              49,320
    1,328   HRPT Properties Trust                     8,937
      385   Inland Real Estate Corp.                  5,856
      334   Investors Real Estate Trust               3,267
      192   Kilroy Realty Corp.                       9,429
    1,497   Kimco Realty Corp.                       58,637
      171   Kite Realty Group Trust                   2,394
      236   LaSalle Hotel Properties                  6,780
      379   Lexington Realty Trust                    5,461
      544   Liberty Property Trust                   16,924
      136   LTC Properties, Inc.                      3,497
      429   Macerich (The) Co.                       30,146
      388   Mack-Cali Realty Corp.                   13,855
      278   Maguire Properties, Inc.                  3,978
      298   Medical Properties Trust, Inc.            3,373
      150   Mid-America Apartment Communities,
               Inc.                                   7,476
       56   National Healthcare Corp.                 2,727
      425   National Retail Properties, Inc.          9,371
      550   Nationwide Health Properties, Inc.       18,563
      407   OMEGA Healthcare Investors, Inc.          7,066
       91   Parkway Properties, Inc.                  3,363
      229   Pennsylvania Real Estate Investment
               Trust                                  5,585
      256   Post Properties, Inc.                     9,887
    1,515   ProLogis                                 89,174
       94   PS Business Parks, Inc.                   4,879
      755   Public Storage                           66,909
      109   Ramco-Gershenson Properties               2,301
      597   Realty Income Corp.                      15,295
      412   Regency Centers Corp.                    26,681
       78   Saul Centers, Inc.                        3,919
      558   Senior Housing Properties Trust          13,225
    1,321   Simon Property Group, Inc.              122,735
      347   SL Green Realty Corp.                    28,270
      128   Sovran Self Storage, Inc.                 5,467
      440   Strategic Hotels & Resorts, Inc.          5,777
      108   Sun Communities, Inc.                     2,214
      354   Sunstone Hotel Investors, Inc.            5,668
      185   Tanger Factory Outlet Centers, Inc.       7,117
      235   Taubman Centers, Inc.                    12,244
      796   UDR, Inc.                                19,518
       69   Universal Health Realty Income Trust      2,298
      111   Urstadt Biddle Properties, Inc.           1,746
      341   U-Store-It Trust                          3,864
      813   Ventas, Inc.                             36,512
      896   Vornado Realty Trust                     77,245
      276   Washington Real Estate Investment Trust   9,224
      506   Weingarten Realty Investors              17,427


   Shares   Description                         Value
----------------------------------------------------------------

            UNITED STATES (Continued)
      294   Winthrop Realty Trust, Inc.         $     1,211
                                                -----------
                                                  1,622,768
                                                -----------

            TOTAL COMMON STOCKS--98.7%
            (Cost $4,898,179)                     4,369,870

            MONEY MARKET FUND--2.1%
            UNITED STATES--2.1%
   91,358   J.P. Morgan Institutional Treasury
               Money Market Fund--0.84% (c)
            (Cost $91,358)                           91,358
                                                -----------

            TOTAL INVESTMENTS--100.8%
            (Cost $4,989,537) (d)                 4,461,228
            NET OTHER ASSETS AND
               LIABILITIES--(0.8%)                  (33,396)
                                                -----------
            NET ASSETS--100.0%                  $ 4,427,832
                                                ===========

(a) All percentages shown in Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents annualized 7-day yield at March 31, 2008.

(d) Aggregate cost for federal income tax and financial reporting purposes.

REIT - Real Estate Investment Trust.

                                                       % of
Industry                                            Net Assets
--------------------------------------------------------------
Real Estate Investment Trusts                         68.65%
Real Estate Management & Development                  29.14
Money Market Fund                                      2.06
Commercial Services & Supplies                         0.46
Hotels, Restaurants & Leisure                          0.24
Capital Markets                                        0.08
Health Care Providers & Services                       0.06
Insurance                                              0.06
--------------------------------------------------------------
TOTAL INVESTMENTS                                    100.75
NET OTHER ASSET AND LIABILITIES                       (0.75)
                                                  -----------
TOTAL                                                100.00%
                                                  ===========


Page 16            See Notes to Financial Statements.

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
Portfolio of Investments (a)
March 31, 2008 (Unaudited)


   Shares   Description                         Value
----------------------------------------------------------------

            COMMON STOCKS--99.4%
            AUSTRALIA--20.3%
    1,042   Australia & New Zealand Banking
               Group Ltd.                       $    21,474
    3,107   BlueScope Steel Ltd.                     28,026
      422   Commonwealth Bank of Australia           16,125
   21,178   Commonwealth Property Office
               Fund REIT                             25,742
   10,079   CSR Ltd.                                 29,476
    5,279   Fairfax Meolia Ltd.                      16,741
   15,870   ING Industrial Fund REIT                 30,893
   22,688   ING Office Fund REIT                     27,473
    8,998   Insurance Australia Group Ltd.           30,097
    2,725   Lion Nathan Ltd.                         21,791
    9,084   Macquarie Airports                       26,815
   12,077   Macquarie Infrastructure Group           30,683
   29,527   Macquarie Office Trust                   24,556
      996   National Australia Bank Ltd.             27,444
    5,255   Qantas Airways Ltd.                      18,874
      843   Sims Group Ltd.                          22,881
      839   St George Bank Ltd.                      19,713
    3,526   Stockland REIT                           22,525
    1,880   Suncorp-Metway Ltd.                      22,112
    7,354   Telestra Corp. Ltd.                      29,572
      749   Wesfarmers Ltd.                          27,374
    1,406   Westfield Group REIT                     22,872
      882   Westpac Banking Corp.                    19,144
                                                -----------
                                                    562,403
                                                -----------
            BELGIUM--2.2%
    1,268   Fortis                                   31,910
      318   Mobistar SA                              28,817
                                                -----------
                                                     60,727
                                                -----------
            BERMUDA--0.7%
    3,976   VTech Holdings Ltd.                      19,286
                                                -----------
            CANADA--6.5%
      850   Canadian Oil Sands Trust                 34,365
      663   Manitoba Telecom Services, Inc.          25,294
    3,479   Mullen Group Income Fund                 63,889
    3,343   Norbord, Inc.                            16,284
    1,545   Russel Metals, Inc.                      39,496
                                                -----------
                                                    179,328
                                                -----------
            FINLAND--0.7%
      488   Fortum Oyj                               19,885
                                                -----------
            FRANCE--1.5%
      661   France Telecom SA                        22,228
      201   Societe Generale                         19,681
                                                -----------
                                                     41,909
                                                -----------
            GERMANY--0.6%
      137   RWE AG                                   16,840
                                                -----------


   Shares   Description                         Value
----------------------------------------------------------------

            HONG KONG--3.4%
    9,091   BOC Hong Kong Holdings Ltd.         $    21,890
    3,961   Citic Pacific Ltd.                       16,795
    3,362   CLP Holdings Ltd.                        27,669
    4,304   Hongkong Electric Holdings Ltd.          27,181
                                                -----------
                                                     93,535
                                                -----------
            IRELAND--3.4%
    1,237   Allied Irish Banks PLC                   26,364
    2,269   Bank of Ireland                          33,744
    1,721   Irish Life & Permanent PLC               33,637
                                                -----------
                                                     93,745
                                                -----------
            ITALY--4.2%
      747   Eni S.p.A.                               25,474
    4,205   Milano Assicurazioni S.p.A.              28,231
    1,060   Pirelli & C. Real Estate S.p.A.          39,628
   10,238   Telecom Italia S.p.A.                    21,416
                                                -----------
                                                    114,749
                                                -----------
            JAPAN--1.1%
    1,400   TAKEFUJI Corp.                           29,635
                                                -----------
            NETHERLANDS--4.3%
      818   Heijmans N.V.                            31,562
      722   ING Groep N.V.                           27,038
    1,433   OCE N.V.                                 24,388
      288   Wereldhave N.V. REIT                     35,528
                                                -----------
                                                    118,516
                                                -----------
            NEW ZEALAND--2.2%
   20,977   Telecom Corp. of New Zealand Ltd.        61,680
                                                -----------
            NORWAY--2.3%
    1,559   DnB NOR ASA                              23,665
    2,674   Norsk Hydro ASA                          38,963
                                                -----------
                                                     62,628
                                                -----------
            SINGAPORE--2.5%
    5,000   Singapore Petroleum Co., Ltd.            24,556
   32,000   UOB-Kay Hian Holdings Ltd.               45,566
                                                -----------
                                                     70,122
                                                -----------
            SWEDEN--4.4%
    6,375   Kungsleden AB                            79,126
    1,448   NCC AB, Class B                          42,160
                                                -----------
                                                    121,286
                                                -----------
            UNITED KINGDOM--20.4%
    3,481   Alliance & Leicester PLC                 35,821
    3,555   Amlin PLC                                19,173
    3,109   Barclays PLC                             27,951
    7,254   Bradford & Bingley PLC                   26,886
    7,216   Brit Insurance Holdings PLC              34,693
    4,765   BT Group PLC                             20,545


                  See Notes to Financial Statements.                     Page 17

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
Portfolio of Investments (a) (Continued)
March 31, 2008 (Unaudited)


   Shares   Description                         Value
----------------------------------------------------------------

            COMMON STOCKS (Continued)
            UNITED KINGDOM (Continued)
   26,765   FKI PLC                             $    37,051
    2,001   HBOS PLC                                 22,239
   13,876   HMV Group PLC                            35,732
    2,443   IMI PLC                                  22,048
    4,457   Jardine Lloyd Thompson Group PLC         32,751
   14,445   JJB Sports PLC                           31,248
    4,027   Lloyds TSB Group PLC                     36,045
    1,790   Provident Financial PLC                  30,072
   10,622   Rentokil Initial PLC                     20,501
    2,576   Rexam PLC                                21,805
      684   Severn Trent PLC                         19,263
   10,534   Tomkins PLC                              37,370
    4,589   Trinity Mirror PLC                       26,867
    2,023   United Utilities PLC                     27,723
                                                -----------
                                                    565,784
                                                -----------
            UNITED STATES--18.7%
      269   Altria Group, Inc.                        5,972
      462   AT&T, Inc.                               17,695
      718   Bank of America Corp.                    27,219
      859   BB&T Corp.                               27,540
    1,162   Citigroup, Inc.                          24,890
      736   Comerica, Inc.                           25,819
      481   Consolidated Edison, Inc.                19,096
    2,038   D.R. Horton, Inc.                        32,099
      465   DTE Energy Co.                           18,084
    2,207   First Horizon National Corp.             30,920
    2,673   Huntington Bancshares, Inc.              28,735
    1,336   KeyCorp                                  29,325
    2,639   National City Corp.                      26,258
      643   Pepco Holdings, Inc.                     15,895
      269   Philip Morris International, Inc. (b)    13,606
      510   Progress Energy, Inc.                    21,267
    1,329   Regions Financial Corp.                  26,248
      481   SCANA Corp.                              17,595
      539   Southern Co.                             19,194
    1,315   TECO Energy, Inc.                        20,974
    1,756   Umpqua Holdings Corp.                    27,236
      382   UST, Inc.                                20,826
      801   Wachovia Corp.                           21,627
                                                -----------
                                                    518,120
                                                -----------


            TOTAL INVESTMENTS--99.4%
            (Cost $2,992,961) (c)                 2,750,178
            NET OTHER ASSETS AND
               LIABILITIES--0.6%                     17,749
                                                -----------
            NET ASSETS--100.00%                 $ 2,767,927
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) This security was spun-off from Altria Group, Inc. on March 28, 2008. As of March 31, 2008 this security has not paid a distribution to the Fund.

(c) Aggregate cost for federal income tax and financial reporting purposes.

REIT - Real Estate Investment Trust.

                                                       % of
Industry                                            Net Assets
--------------------------------------------------------------
Commercial Banks                                      21.50%
Insurance                                              7.25
Diversified Telecommunication Services                 7.17
Real Estate Investment Trusts                          6.85
Electric Utilities                                     4.74
Multi-Utilities                                        4.35
Real Estate Management & Development                   4.29
Diversified Financial Services                         4.01
Metals & Mining                                        3.25
Oil, Gas & Consumable Fuels                            3.05
Industrial Conglomerates                               3.02
Construction & Engineering                             2.66
Specialty Retail                                       2.42
Energy Equipment & Services                            2.31
Consumer Finance                                       2.16
Machinery                                              2.14
Transportation Infrastructure                          2.08
Capital Markets                                        1.65
Media                                                  1.58
Tobacco                                                1.46
Trading Companies & Distribution                       1.43
Household Durables                                     1.16
Wireless Telecommunication Services                    1.04
Food & Staples Retailing                               0.99
Thrifts & Mortgage Finance                             0.97
Office Electronics                                     0.88
Beverages                                              0.79
Containers & Packaging                                 0.79
Commercial Services & Supplies                         0.74
Communications Equipment                               0.70
Water Utilities                                        0.70
Airlines                                               0.68
Paper &Forest Products                                 0.59
--------------------------------------------------------------
TOTAL INVESTMENTS                                     99.36
NET OTHER ASSET AND LIABILITIES                        0.64
                                                  -----------
TOTAL                                                100.00%
                                                  ===========


Page 18                 See Notes to Financial Statements.

FIRST TRUST EXCHANGE-TRADED FUND II
Statements of Assets and Liabilities
March 31, 2008 (Unaudited)


                                                                     First Trust           First Trust            First Trust
                                                                     DJ STOXX(R)        FTSE EPRA/NAREIT           Dow Jones
                                                                 Select Dividend 30    Global Real Estate    Global Select Dividend
                                                                     Index Fund            Index Fund              Index Fund
                                                                 ------------------    ------------------    ----------------------
ASSETS:
Investments at value                                              $  16,651,456           $   4,461,228          $   2,750,178
Cash                                                                     24,978                      --                     --
Foreign currency at value                                                     8                   2,188                  1,235
Receivables:
   Investment securities sold                                         1,516,231                     154                 30,676
   Dividends                                                             60,814                  17,780                 22,636
   From investment advisor                                               26,266                   3,400                 16,821
   Foreign tax reclaims                                                   7,004                     421                     --
   Interest                                                                 164                      82                     --
Other assets                                                                330                      --                 18,455
                                                                  ---------------         ---------------        ---------------
   Total Assets                                                      18,287,251               4,485,253              2,840,001
                                                                  ---------------         ---------------        ---------------

LIABILITIES:
Due to Custodian                                                             --                   2,181                 33,313
Payables:
   Investment securities purchased                                    4,981,243                      --                     --
   Investment advisory fees                                               4,489                   1,460                    934
   Trustee fees                                                          12,753                   9,029                    144
   Audit and tax fees                                                    11,407                  15,086                 12,524
   Printing fees                                                          9,585                   9,014                  7,795
   Licensing                                                              6,066                   1,306                     --
Accrued expenses and other liabilities                                   16,794                  19,345                 17,364
                                                                  ---------------         ---------------        ---------------
   Total Liabilities                                                  5,042,337                  57,421                 72,074
                                                                  ---------------         ---------------        ---------------
NET ASSETS                                                        $  13,244,914           $   4,427,832          $   2,767,927
                                                                  ================        ================       ===============

NET ASSETS consist of:
Paid-in capital                                                      15,212,815           $    4,999,100         $   2,999,060
Par value                                                                 5,033                    1,000                 1,000
Accumulated net investment income (loss)                                 (1,958)                   5,412                 5,444
Accumulated net realized gain (loss) on investments                    (989,377)                 (49,470)                5,357
Net unrealized appreciation (depreciation) on investments,
   foreign currency transactions and translation of assets
   and liabilities denominated in foreign currencies                   (981,599)                (528,210)             (242,934)
                                                                  ---------------         ----------------       ---------------
NET ASSETS                                                        $  13,244,914           $    4,427,832         $   2,767,927
                                                                  ===============         ================       ===============

NET ASSET VALUE, per share                                        $       26.31           $        44.28         $       27.68
                                                                  ===============         ================       ===============

Number of shares outstanding
(unlimited number of shares authorized,
   par value $0.01 per share)                                           503,334                  100,002               100,002
                                                                  ---------------         ----------------       ---------------

Investments at cost                                               $  17,633,641           $    4,989,537         $   2,992,961
                                                                  ===============         ================       ===============

Foreign currency at cost                                          $           8           $        2,167         $       1,241
                                                                  ===============         ================      ================


See Notes to Financial Statements.                                      Page 19

FIRST TRUST EXCHANGE-TRADED FUND II
Statements of Operations


                                                                  First Trust             First Trust             First Trust
                                                                  DJ STOXX(R)          FTSE EPRA/NAREIT            Dow Jones
                                                              Select Dividend 30      Global Real Estate     Global Select Dividend
                                                                  Index Fund              Index Fund               Index Fund
                                                            ---------------------   ----------------------   ----------------------
                                                                                                                 For the Period
                                                                  For the Six             For the Six         November 21, 2007 (a)
                                                                 Months Ended            Months Ended                through
                                                                March 31, 2008          March 31, 2008           March 31, 2008
                                                                  (Unaudited)             (Unaudited)              (Unaudited)
                                                            ---------------------   ----------------------   ----------------------

INVESTMENT INCOME:
Dividends (b)                                                  $      153,618         $       87,107             $       47,894
                                                               ----------------       ----------------           ----------------
   Total investment income                                            153,618                 87,107                     47,894
                                                               ----------------       ----------------           ----------------

EXPENSES:

Licensing fees                                                         37,603                  2,846                      9,033
Investment advisory fees                                               24,946                  9,485                      3,966
Trustees' fees and expenses                                            20,167                  7,954                      2,747
Audit and tax fees                                                     14,085                 15,303                     14,256
Listing fees                                                           12,009                 12,003                     12,127
Printing fees                                                           7,621                  3,308                      7,795
Custodian fees                                                          5,434                  4,215                      1,801
Accounting and administration fees                                      5,349                 11,328                      2,547
Legal fees                                                              5,252                  5,068                      6,404
Transfer agent fees                                                       312                    119                         50
Registration and filing fees                                               41                     92                         33
Other expenses                                                          2,960                  2,966                      1,317
                                                               ----------------       ----------------           ----------------
   Total  expenses                                                    135,779                 74,687                     62,076
   Less fees waived and expenses reimbursed by the
      investment advisor                                              (98,362)               (60,459)                   (56,127)
                                                               ----------------       ----------------           ----------------
   Net expenses                                                        37,417                 14,228                      5,949
                                                               ----------------       ----------------           ----------------

NET INVESTMENT INCOME (LOSS)                                          116,201                 72,879                     41,945
                                                               ----------------       ----------------           ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from investments                            (989,377)               (48,081)                     5,357
Net change in unrealized appreciation (depreciation) on:
   Investments                                                     (1,079,274)              (856,624)                  (242,783)
   Foreign currency translation                                           517                 (1,306)                      (151)
                                                               ----------------       ----------------           ----------------
Net change in unrealized appreciation (depreciation)               (1,078,757)              (857,930)                  (242,934)
                                                               ----------------       ----------------           ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                            (2,068,134)              (906,011)                  (237,577)
                                                               ----------------       ----------------           ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $   (1,951,933)       $      (833,132)            $     (195,632)
                                                               ================       ================           ================

(a)  Inception date.

(b)  Net of foreign withholding tax of $8,768 for the First Trust DJ STOXX(R) Select Dividend 30 Index Fund, $7,210
     for the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund and $3,294 for the First Trust Dow Jones
     Global Select Dividend Index Fund.


Page 20           See Notes to Financial Statements.

                  This page is left intentionally blank.

FIRST TRUST EXCHANGE-TRADED FUND II
Statement of Changes in Net Assets


                                                                                                  First Trust
                                                                                                   DJ STOXX(R)
                                                                                              Select Dividend 30
                                                                                                  Index Fund
                                                                            ------------------------------------------------------
                                                                                   For the Six                 For the Period
                                                                                  Months Ended               August 27, 2007 (a)
                                                                                 March 31, 2008                    through
                                                                                   (Unaudited)               September 30, 2007
                                                                            ------------------------      ------------------------

OPERATIONS:
   Net investment income (loss)                                                 $     116,201                $       3,218
   Net realized gain (loss)                                                          (989,377)                         (74)
   Net change in unrealized appreciation (depreciation)                            (1,078,757)                      97,158
                                                                                ---------------              ---------------
   Net increase (decrease) in net assets resulting from operations                  (1,951,933)                    100,302
                                                                                ---------------              ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                              (121,303)                         --
                                                                                ---------------              ---------------
   Total distributions to shareholders                                                (121,303)                         --
                                                                                ---------------              ---------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                                                       12,117,828                    3,100,020
                                                                                ---------------              ---------------
   Net increase (decrease) in net assets resulting from shareholder
      transactions                                                                 12,117,828                    3,100,020
                                                                                ---------------              ---------------

   Net increase (decrease) in net assets                                           10,044,592                    3,200,322

NET ASSETS:
   Beginning of Period                                                              3,200,322                           --
                                                                                ---------------              ---------------

   End of Period                                                                $  13,244,914                $   3,200,322
                                                                                ===============              ===============

   Accumulated net investment income (loss) at end of period                    $      (1,958)               $       3,144
                                                                                ===============              ===============



CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period                                            103,334                           --
   Shares sold                                                                        400,000                      103,334
   Shares repurchased                                                                      --                           --
                                                                                ---------------              ---------------
   Shares outstanding, end of period                                                  503,334                      103,334
                                                                                ===============              ===============


(a)  Inception date.


Page 22           See Notes to Financial Statements.

                                      First Trust                                                 First Trust
                                    FTSE EPRA/NAREIT                                               Dow Jones
                                   Global Real Estate                                        Global Select Dividend
                                      Index Fund                                                  Index Fund
               -------------------------------------------------------                   -----------------------------
                       For the Six                 For the Period                               For the Period
                      Months Ended               August 27, 2007 (a)                         November 21, 2007 (a)
                     March 31, 2008                    through                              through March 31, 2008
                       (Unaudited)               September 30, 2007                               (Unaudited)
               -------------------------      ------------------------                   -----------------------------


                     $       72,879               $       14,412                                 $       41,945
                            (48,081)                      (1,066)                                         5,357
                           (857,930)                     329,720                                       (242,934)
                     ----------------             ----------------                               ----------------
                           (833,132)                     343,066                                       (195,632)
                     ----------------             ----------------                               ----------------


                            (82,202)                          --                                        (36,501)
                     ----------------             ----------------                               ----------------
                            (82,202)                          --                                        (36,501)
                     ----------------             ----------------                               ----------------


                                 --                    5,000,100                                      3,000,060
                     ----------------             ----------------                               ----------------

                                 --                    5,000,100                                      3,000,060
                     ----------------             ----------------                               ----------------

                           (915,334)                   5,343,166                                      2,767,927


                          5,343,166                           --                                             --
                     ----------------             ----------------                               ----------------

                     $    4,427,832               $    5,343,166                                 $    2,767,927
                     ================             ================                               ================

                     $        5,412               $       14,735                                 $        5,444
                     ================             ================                               ================




                            100,002                           --                                             --
                                 --                      100,002                                        100,002
                                 --                           --                                             --
                     ----------------             ----------------                               ----------------
                            100,002                      100,002                                        100,002
                     ================             ================                               ================


                    See Notes to Financial Statements.                  Page 23

FIRST TRUST EXCHANGE-TRADED FUND II

Financial Highlights
For a Share outstanding throughout each period

FIRST TRUST DJ STOXX(R) SELECT DIVIDEND 30 INDEX FUND                                For the                  For the Period
                                                                                Six Months Ended            August 27, 2007 (a)
                                                                                 March 31, 2008                   through
                                                                                   (Unaudited)              September 30, 2007
                                                                            ------------------------     ------------------------

Net asset value, beginning of period                                           $         30.97                $         30.00
                                                                               -----------------              -----------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                              0.21                           0.03 (b)

Net realized and unrealized gain (loss)                                                  (4.63)                          0.94 (b)
                                                                               -----------------              -----------------
Total from investment operations                                                         (4.42)                          0.97

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                                    (0.24)                            --
                                                                               -----------------              -----------------
Net asset value, end of period                                                 $         26.31                $         30.97
                                                                               =================              =================
TOTAL RETURN (c)                                                                      (14.36)%                          3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                           $        13,245                $         3,200
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                                            2.18% (d)                     19.64% (d)
Ratio of net expenses to average net assets                                              0.60% (d)                      0.60% (d)
Ratio of net investment income to average net assets                                     1.87% (d)                      1.18% (d)
Portfolio turnover rate (e)                                                                54%                             0%


FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND                           For the                  For the Period
                                                                                Six Months Ended            August 27, 2007 (a)
                                                                                 March 31, 2008                   through
                                                                                   (Unaudited)              September 30, 2007
                                                                            ------------------------     ------------------------

Net asset value, beginning of period                                           $         53.43                $         50.00
                                                                               -----------------              -----------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                              0.73                           0.14 (b)
Net realized and unrealized gain (loss)                                                  (9.06)                          3.29 (b)
                                                                               -----------------              -----------------
Total from investment operations                                                         (8.33)                          3.43

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                                    (0.82)                            --
                                                                               -----------------              -----------------
Net asset value, end of period                                                 $         44.28                $         53.43
                                                                               =================              =================
TOTAL RETURN (c)                                                                      (15.67)%                          6.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                           $         4,428                $         5,343
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                                            3.15% (d)                     11.51% (d)
Ratio of net expenses to average net assets                                              0.60% (d)                      0.60% (d)
Ratio of net investment income to average net assets                                     3.08% (d)                      3.22% (d)
Portfolio turnover rate (e)                                                                 5%                             1%

(a)  Inception date.

(b)  Based on average shares outstanding.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)  Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 24              See Notes to Financial Statements.

FIRST TRUST EXCHANGE-TRADED FUND II

Financial Highlights
For a Share outstanding throughout the period

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND                                                    For the Period
                                                                                                       November 21, 2007 (a)
                                                                                                              through
                                                                                                          March 31, 2008
                                                                                                            (Unaudited)
                                                                                                     ------------------------

Net asset value, beginning of period                                                                    $        30.00
                                                                                                        ----------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                                                      0.42
Net realized and unrealized gain (loss)                                                                          (2.37)
                                                                                                        ----------------
Total from investment operations                                                                                 (1.95)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                                                            (0.37)
                                                                                                        ----------------
Net asset value, end of period                                                                          $        27.68
                                                                                                        ================
TOTAL RETURN (b)                                                                                               (6.55)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                                    $        2,768
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                                                                    6.27% (c)
Ratio of net expenses to average net assets                                                                      0.60% (c)
Ratio of net investment income to average net assets                                                             4.23% (c)
Portfolio turnover rate (d)                                                                                        36%

(a)  Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)  Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                    See Notes to Financial Statements.                   Page 25

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    First Trust Exchange-Traded Fund II
                        March 31, 2008 (Unaudited)


                              1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 20, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of three funds:
   First Trust DJ STOXX(R) Select Dividend 30 Index Fund - (AMEX ticker "FDD") First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund -
        (AMEX ticker "FFR")
   First Trust Dow Jones Global Select Dividend Index Fund - (AMEX ticker "FGD")

Each fund represents a separate series of shares of beneficial interest in the Trust (individually, each a "Fund" and collectively, the "Funds"). Each Fund's shares are listed and traded on the American Stock Exchange ("AMEX"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 100,000 shares called "Creation Units". Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

   FUND                                                                 INDEX
   First Trust DJ STOXX(R) Select Dividend 30 Index Fund                Dow Jones STOXX(R) Select Dividend 30 Index
   First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund           FTSE EPRA/NAREIT Global Real Estate Index
   First Trust Dow Jones Global Select Dividend Index Fund              Dow Jones Global Select Dividend Index(SM)

                     2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The NAV of each Fund's shares is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. ("NASDAQ(R)") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ(R) are valued at the NASDAQ(R) Official Closing Price as determined by NASDAQ(R). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ(R), are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in the prices used by a Fund differing from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

                    First Trust Exchange-Traded Fund II
                        March 31, 2008 (Unaudited)


Valuing a Fund's securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Index, which, in turn, could result in a difference between a Fund's performance and the performance of that Index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant Index may adversely affect the Fund's ability to track the Index.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

C. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of the Funds, if any, are declared and paid quarterly by the First Trust DJ STOXX(R) Select Dividend 30 Index Fund and the First Trust Dow Jones Global Select Dividend Index Fund and semi-annually by the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

As of September 30, 2007, the components of distributable earnings on a tax basis for the Funds were as follows:

                                                                                            Accumulated       Net Unrealized
                                                                      Undistributed           Capital          Appreciation
                                                                     Ordinary Income        Gain (Loss)       (Depreciation)
                                                                   -------------------    ---------------   ------------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund                   $   4,004           $      --          $    96,298
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund                 39,936              (1,389)             304,519

First Trust Dow Jones Global Select Dividend Index Fund did not commence operations until November 21, 2007.

D. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes.

In June 2006, Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement 109 was issued and is effective for fiscal years beginning after December 15, 2006. This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of March 31, 2008, management has evaluated the application of FIN 48 to each Fund, and has determined that there is no material impact resulting from the adoption of this interpretation on the Funds' financial statements.

At September 30, 2007, for federal income tax purposes, the Fund listed below has capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the year indicated. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

                                                              Capital Loss
                                                            Available Through
                                                            September 30, 2015

                                                           --------------------

First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund       $    1,389

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

                    First Trust Exchange-Traded Fund II
                        March 31, 2008 (Unaudited)


E. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the average net assets of each Fund. First Trust Advisors L.P. ("First Trust") has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

   FUNDS                                                                  LICENSOR
   First Trust DJ STOXX(R) Select Dividend 30 Index Fund                  STOXX Limited
   First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund             FTSE International Limited
   First Trust Dow Jones Global Select Dividend Index Fund                Dow Jones & Company, Inc.

The license agreements allow for the use by First Trust and First Trust Portfolios L.P. ("First Trust Portfolios") of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreements. As such, the Funds pay licensing fees, which are shown on the Statements of Operations.

F. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands required note disclosures about fair value measurements. Disclosure will include fair value measurement at the reporting date and the assignment by levels within the fair value hierarchy in which the fair value measurements fall. At this time, management is evaluating the implications of SFAS 157 and its impact on the Funds' financial statements, if any, has not been determined.

        3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust (or the "Advisor") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Management Agreement. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and certain other services necessary for the management of the Funds.

For these services, First Trust may receive monthly fees from each Fund calculated at an annual rate of 0.40% of such Fund's average daily net assets.

The Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement in which the Advisor has agreed to waive fees and/or reimburse the Funds to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.60% of average daily net assets per year (the "Expense Cap").

Each Fund's Expense Cap will be in effect for at least until two years from its inception date. Expenses borne by the Advisor are subject to reimbursement by the Funds up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap.

For the period ended March 31, 2008, the advisory fee waivers and reimbursements of expenses (in order to maintain the Expense Caps) were as follows:

                                                                       Advisory
                                                                          Fee                  Expense
                                                                        Waivers             Reimbursements
                                                                     -------------       ---------------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund                 $   24,946             $   73,416
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund                 9,485                 50,974
First Trust Dow Jones Global Select Dividend Index Fund                    3,966                 52,161

The Trust has multiple service agreements with The Bank of New York ("BNY"). Under the servicing agreements, BNY will perform custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNY is responsible for custody of the Trust's assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Trust. The Bank of New York is a subsidiary of the Bank of New York Mellon Corporation, a financial holding company.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

                    First Trust Exchange-Traded Fund II
                        March 31, 2008 (Unaudited)


The Trust, on behalf of the Funds, has entered into an agreement with PFPC, Inc. ("PFPC"), whereby PFPC will provide certain administrative services to the Trust and the Funds in connection with the Board's meetings and other related matters.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually and the Audit Committee Chairman is paid $5,000 annually with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. Effective January 1, 2008, each of the chairmen of the Nominating and Governance Committee and the Valuation Committee are paid $2,500 annually to serve in such capacities with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Also effective January 1, 2008, the Lead Independent Trustee and each committee chairman will serve two year terms.

                    4. PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2008, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

                                                                 Purchases        Sales
                                                                -----------    -----------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund           $ 6,710,342    $ 6,713,877
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund          241,367        221,392
First Trust Dow Jones Global Select Dividend Index Fund           1,124,463      1,030,338


For the period ended March 31, 2008, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

                                                                 Purchases        Sales
                                                                -----------    -----------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund           $12,108,929    $        --
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund               --             --
First Trust Dow Jones Global Select Dividend Index Fund           2,893,382             --

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

As of March 31, 2008, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation (depreciation) on investments were as follows:

                                                                                  Net Unrealized        Gross            Gross
                                                                                   Appreciation      Unrealized       Unrealized
                                                                       Cost       (Depreciation)    Appreciation     Depreciation
                                                                  -------------  ----------------   ------------     ------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund             $ 17,633,641    $   (982,185)     $   131,863      $ (1,114,048)
First Trust FTSE EPRA/NAREIT Global Real Estate
      Index Fund                                                     4,989,537        (528,309)         117,400          (645,709)
First Trust Dow Jones Global Select Dividend Index Fund              2,992,961        (242,783)          86,904          (329,687)

               5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 100,000 shares. In order to purchase Creation Units of a Fund, an investor must deposit (i) cash in lieu of all or a portion of the Deposit Securities, as defined below, and/or (ii) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make a cash payment referred to as the "Cash Component." Purchasers of Creation Units must pay a creation fee (the "Creation Transaction Fee"), which is currently $4,000 for the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, $500 for the First Trust DJ STOXX(R) Select Dividend 30 Index Fund and $1,000 for the First Trust Dow Jones Global Select Dividend Index Fund, regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

                    First Trust Exchange-Traded Fund II
                        March 31, 2008 (Unaudited)


Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay a redemption transaction fee (the "Redemption Transaction Fee"), which is currently $4,000 for the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, $500 for the First Trust DJ STOXX(R) Select Dividend 30 Index Fund and $1,000 for the First Trust Dow Jones Global Select Dividend Index Fund, regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

                            6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios, the distributor, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. First Trust Portfolios may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 30, 2009.

                             7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                           8. CONCENTRATION RISK

Each Fund may be concentrated in stocks of companies in an individual industry or sector if the Fund's corresponding index is concentrated in an individual industry or sector. You should be aware that an investment in a portfolio that is concentrated in an individual industry or sector involves additional risk, including limited diversification.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    First Trust Exchange-Traded Fund II
                        March 31, 2008 (Unaudited)

                   PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies and information on how the Funds voted proxies relating to portfolio securities during the period ending June 30, 2007 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                             PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available (1) by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                             ADVISORY AGREEMENT

                 BOARD CONSIDERATIONS REGARDING APPROVAL OF
 FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND ADVISORY CONTRACT

The Board of Trustees of the First Trust Exchange-Traded Fund II (the "Trust"), including the Independent Trustees, approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") on behalf of the First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") for an initial two-year term at a meeting held on July 18, 2007. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees that, among other things, outlined the services to be provided by First Trust (including the relevant personnel responsible for these services and their experience); the proposed advisory fee as compared to fees charged by investment advisors to comparable funds and as compared to fees charged to other First Trust clients; estimated expenses of the Fund as compared to those of comparable funds; the nature of expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; fall-out benefits to First Trust and First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust with respect to the Fund. The Board also applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of services to be provided under the Agreement, and noted that First Trust's employees provide management services to other investment companies, including other exchange-traded funds ("ETFs"), in the First Trust complex with diligence and care. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund. It also considered the efforts expended by First Trust in organizing the Trust and making arrangements for entities to provide services to the Fund. Since the Fund is newly organized, the Board did not consider investment performance of the Fund, but the Board did consider performance of the applicable index for the Fund. The Board concluded it was comfortable that First Trust had the capabilities and resources to oversee the operations of the Fund, including the services to be provided by other service providers. The Trustees reviewed information showing the advisory fee and estimated expense ratio as compared to those of a peer group. They noted that the peer group for each Fund consisted solely of other ETFs. The Board considered the limitations of the peer group, notably the small number of ETFs in the peer group and the fact that many were recently launched. The Board noted the services to be provided by First Trust to the Fund for the annual advisory fee of 0.40% of the Fund's average daily net assets. The Board noted that the proposed advisory fee for the Fund was equal to or lower than the advisory fees of the other funds in its peer group, most of which paid a unitary fee. The Board also considered that First Trust has agreed to waive fees and/or pay expenses for the Fund for

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (Continued)
--------------------------------------------------------------------------------

                    First Trust Exchange-Traded Fund II
                        March 31, 2008 (Unaudited)


two years to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year. The Trustees noted that expenses borne by First Trust are proposed to be subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding its expense cap, or if the expense cap is no longer in effect, would result in the Fund exceeding an expense ratio equal to its most recent expense cap. The Board considered the fees charged by First Trust to funds with investment objectives and policies similar to the Fund's, noting that those fees generally were similar for other ETFs, but higher for non-ETFs, except non-ETFs for which First Trust served as sub-advisor, for which the annual fee usually was 0.35% of average daily net assets, and the Board noted First Trust's statement that the services provided to these funds may not be comparable to those to be provided to the Fund. In light of the nature, extent and quality of services to be provided to the Fund under the Agreement, and in light of First Trust's agreement to waive fees and/or pay the Fund's expenses for at least two years up to the expense cap, the Board determined that the investment advisory fee for the Fund was fair and reasonable.

Finally, the Board noted First Trust's commitment to attempt to analyze whether economies of scale can be realized as the Fund's assets increase and operations experience is accumulated, and noted that First Trust intended to continue to make investments in infrastructure and personnel. The Board took the costs to be borne by First Trust in connection with its services to be performed under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement to First Trust for the Fund, but had agreed to cap the Fund's expenses for two years. The Board considered that First Trust had identified as a fall-out benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Fund or other funds of the Trust, may have had no dealings with First Trust. The Board also noted that First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio.

After discussion of the Agreement for the Fund, the Board of Trustees, including the Independent Trustees, concluded that First Trust had the capabilities, resources and personnel necessary to manage the Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded that it was in the best interests of the Fund to approve the Agreement. No single factor was determinative in the Board's analysis.

                               PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

Sources of Information

We may collect nonpublic personal information about you from the following sources:

      o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

Information Collected

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

Disclosure of Information

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. The permitted uses include the disclosure of such information to unaffiliated companies for the following reasons:

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (Continued)
--------------------------------------------------------------------------------

                    First Trust Exchange-Traded Fund II
                        March 31, 2008 (Unaudited)


      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund. Please note, however, that the California Financial Information Privacy Act contains an "opt out" mechanism that California consumers may use to prevent us from sharing nonpublic personal information with affiliates.

Confidentiality and Security

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individual who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

Policy Updates and Inquiries

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however, if we do change it, we will tell you promptly.

For questions about our policy, or for additional copies of this notice, please contact us at (800) 621-1675.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS (Unaudited)
--------------------------------------------------------------------------------

RISK CONSIDERATIONS

YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT 1-800-621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE PARTICULAR FUND. READ IT CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF FIRST TRUST EXCHANGE-TRADED FUND II.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase Exchange-Traded Fund (") shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of its corresponding index for a number of reasons. For example, the Funds incur operating expenses not applicable to their corresponding indexes, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of its corresponding index. In addition, each Fund's portfolio holdings may not exactly replicate the securities included in its corresponding index or the ratios between the securities included in such index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from a Fund's index.

Each Fund relies on a license and related sublicense that permits it to use its corresponding index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund may be concentrated in stocks of companies in an individual industry or sector if the Fund's corresponding index is concentrated in an individual industry or sector. You should be aware that an investment in a portfolio that is concentrated in an individual industry or sector involves additional risk, including limited diversification.

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Funds may invest a relatively high percentage of their assets in a limited number of issuers, the Funds may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which they invest.

None of the Funds are actively managed. The funds may be affected by a general decline in certain market segments relating to their respective indices. The Funds invest in securities included in, or representative of, their respective index regardless of such investment's merit. The Funds do not attempt to take defensive positions in declining markets.

Each Fund invests in securities of European companies and, therefore, is subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. Additionally, European corporations and other entities with significant markets or operations in Europe adapting to a single transnational currency, the Euro, may have a material impact on revenues, expenses or income from operations; increase competition due to the increased price transparency of EU markets; affect issuers' currency exchange rate risk and derivatives exposure; disrupt current contracts; cause issuers to increase spending on information technology updates required for the conversion; and result in potential adverse tax consequences. Furthermore, you should be aware that investments in such companies are subject to additional risks associated with possible adverse economic, political and social occurrences in Europe.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS (Unaudited) (Continued)
--------------------------------------------------------------------------------

Furthermore, the First Trust DJ STOXX(R) Select Dividend 30 Index Fund has a significant portion of its investment in securities issued by companies headquartered in the United Kingdom. The Fund may therefore be more susceptible to adverse economic, political or social occurrences in the United Kingdom and may subject the Fund to greater risk than funds that are not significantly invested in issuers headquartered in the United Kingdom.

The First Trust Dow Jones Global Select Dividend Index Fund invests in the securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. These industries are generally extensively regulated and may be adversely affected by increased regulations. Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

The First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund invests in securities of Asian companies and, therefore, is subject to certain risks associated with possible adverse economic, political and social occurrences in Asia.

Each Fund's NAV is determined on the basis of the U.S. dollar. You may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

Each Fund may hold securities of certain non-U.S. and non-Canadian companies in the form of Depositary Receipts. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Each Fund invests in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers such as there being less publicly available information about non-U.S. issuers or markets and non-U.S. markets being smaller, less liquid and more volatile than the U.S. market. These risks may be more pronounced to the extent that each Fund invests a significant amount of its assets in companies located in one region.

Each Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies.

The First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund invests in companies that are considered to be "passive foreign investment companies" and could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests.

The First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund invests in companies in the real estate industry, including real estate investment trusts ("REITS") and is subject to the risks associated with investing in real estate such as possible declines in the value of real estate, adverse general and local economic conditions and changes in interest rates and environmental problems.

Additionally, the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund's investment in REITs involves certain other risks related to their structure and focus such as dependency upon management skills, limited diversification and the risks of locating and managing financing for projects.

Furthermore, for the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. The value of the Fund will generally decline when investors anticipate or experience rising interest rates.

The First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund may invest in real estate companies that may be affected by the downturn in the subprime mortgage lending market in the United States. The downturn in the subprime mortgage lending market may have far-reaching consequences into many aspects and geographic regions of the real estate business, and consequently, the value of the Fund may decline in response to such developments.

NOT FDIC INSURED           NOT BANK GUARANTEED           MAY LOSE VALUE

                  This page is left intentionally blank.

                         [BLANK INSIDE BACK COVER]

[LOGO OMITTED]  FIRST TRUST


FIRST TRUST EXCHANGE-TRADED FUND II

-------------------------------------------------------------------------------



INVESTMENT ADVISOR

First Trust Advisors L.P.
1001 Warrenville Road
Lisle, IL 60532


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York
101 Barclay Street
New York, NY 10286


BOARD ADMINISTRATOR

PFPC, Inc.
301 Bellevue Parkway
Wilmington, DE 19809


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & TOUCHE LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

-------------------------------------------------------------------------------

Back Cover

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM  12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Exchange-Traded Fund II
               -------------------------------------

By: /s/ James A. Bowen
    -----------------------------

Name:    James A. Bowen

Title:   Chairman of the Board, President and Chief Executive Officer

Date:  May 27, 2008
       ----------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James A. Bowen
    -----------------------------

Name:    James A. Bowen

Title:   Chairman of the Board, President and Chief Executive Officer

Date:  May 27, 2008
       ----------------------------



By: /s/ Mark R. Bradley
    -----------------------------

Name:    Mark R. Bradley

Title:   Treasurer, Controller, Chief Financial Officer and Chief
         Accounting Officer

Date:  May 27, 2008
       ----------------------------